Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Property and equipment, net

10. Property and equipment, net

Property and equipment, net consists of the following:

	As of
	December 31,
	2024	2025
	RMB	RMB
Office furniture and equipment	1,438	1,471
Computer equipment	6,012	6,242
Servers and network equipment	22,567	22,584
Leasehold improvements	10,849	5,973
Building	12,512	—
Total	53,378	36,270
Accumulated depreciation	(43,944)	(35,569)
Property and equipment, net	9,434	701

There were no impairment loss of property and equipment incurred for the years ended December 31, 2023, 2024 and 2025.

Depreciation expenses were RMB3,027, RMB2,546 and RMB1,184 for the years ended December 31, 2023, 2024 and 2025, respectively.